Commitments and Contingencies - (Details) (USD $)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating lease, minimum payments due within next 12 months					$ 13,815
Operating lease, minimum payments due, year2				6,905
Operating lease, minimum payments due, year 3
Operating lease, minimum payments due, year 4
Operating lease, minimum payments due, year 5
Total operating lease, minimum payments due						20,720
Noncancelable service agreements, minimum payments due within next 12 months
Noncancelable service agreements, minimum payments due, year 2					175,000		143,420	[1]
Noncancelable service agreements, minimum payments due, year 3
Noncancelable service agreements, minimum payments due, year 4
Noncancelable service agreements, minimum payments due, year 5
Total Noncancelable service agreements, minimum payments due						175,000	150,325
Total operating lease commitments and noncancelable service agreements, minimum payments due				$ 6,905	$ 188,815	$ 195,720

[1]	December 31, 2013